Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES [Abstract]
Contractual Obligations

	2020	2021	2022	2023	2024	Thereafter	Total Payments Required
Purchase of bandwidth	$50,405	352	0	0	0	0	50,757
Operating rights for licensed games and titles of games in development	12,806	600	0	0	0	0	13,406
Purchase of content and services – video	7,429	2,013	0	0	0	0	9,442
Purchase of content and services – others	5,526	180	53	18	0	0	5,777
Goods purchases	5,633	0	0	0	0	0	5,633
Operating lease obligations	3,020	93	10	0	0	0	3,123
Interest payment commitment	2,164	0	0	0	0	0	2,164
Others	3,127	460	0	0	0	0	3,587

Total Payments Required	$90,110	3,698	63	18	0	0	93,889